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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ------------------

Check here if Amendment [X]; Amendment Number: 1
                                              ---
  This Amendment (Check only one):     [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
                  ----------------------------------
Address:          1 Lafayette Place
                  ----------------------------------
                  Greenwich, CT 06830
                  ----------------------------------

13F File Number:  28-2610
                  -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
                  ----------------------------------------
Title:            Vice President of General Partner
                  ----------------------------------------
Phone:            (203) 861-4600
                  ----------------------------------------

Signature, Place, and Date of Signing:

/s/ E.J. Bird                         Greenwich, CT         November 13, 2000
-------------------------------       -------------------   -----------------
          [Signature]                    [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 NONE

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total: $       181,981
                                            (in thousands)

* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                           FORM 13F Information Table
Page 1 of 1


        COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------ ----------------  -----------  ---------  ---------------------  ----------  --------  -------------------
                            TITLE OF                      VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER           CLASS           CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------ ----------------- -----------  ---------  ----------  ---  ----  ----------  -------- -------------------
Building One
 Services Corp.          Common       120114-10-3        1,485      121,847     SH         DEFINED              121,847
Building One
 Services Corp.          Common       120114-10-3        5,402      443,240     SH          SOLE                443,240
Cyprus Amax Mineral Co.  Common       232809-10-3          379       19,322     SH         DEFINED               19,322
Cyprus Amax Mineral Co.  Common       232809-10-3        1,367       69,678     SH          SOLE                 69,678
Fleetwood Enterprises    Common       339099-10-3           44        2,171     SH         DEFINED                2,171
Fleetwood Enterprises    Common       339099-10-3          158        7,829     SH          SOLE                  7,829
Guess Inc.               Common       401617-10-5        4,278      318,343     SH         DEFINED              318,343
Guess Inc.               Common       401617-10-5       15,560    1,157,957     SH          SOLE              1,157,957
International
 Game Technology         Common       459902-10-2       10,860      603,343     SH         DEFINED              603,343
International
 Game Technology         Common       459902-10-2       39,191    2,177,257     SH          SOLE              2,177,257
Jostens Inc.             Common       481088-10-2        6,736      352,173     SH         DEFINED              352,173
Jostens Inc.             Common       481088-10-2       24,297    1,270,427     SH          SOLE              1,270,427
Micro Warehouse Inc.     Common       59501B-10-5          308       25,502     SH         DEFINED               25,502
Micro Warehouse Inc.     Common       59501B-10-5        1,110       91,998     SH          SOLE                 91,998
Nalco Chemical Co.       Common       629853-102         4,596       91,008     SH         DEFINED               91,008
Nalco Chemical Co.       Common       629853-102        16,564      327,992     SH          SOLE                327,992
Premark
 International Inc.      Common       740459-10-2          570       11,288     SH         DEFINED               11,288
Premark
 International Inc.      Common       740459-10-2        2,056       40,712     SH          SOLE                 40,712
PS Group Inc.            Common       693624-10-8       12,732    1,198,270     SH          SOLE              1,198,270
Republic NY Corp.        Common       760719-10-4        7,423      120,823     SH         DEFINED              120,823
Republic NY Corp.        Common       760719-10-4       26,773      435,777     SH          SOLE                435,777
US Airways Group         Common       911905-10-7           20          758     SH         DEFINED                  758
US Airways Group         Common       911905-10-7           72        2,742     SH          SOLE                  2,742

* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS
FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


Grand Total                                            181,981